OREO (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($) property	Dec. 31, 2014 USD ($)	Dec. 31, 2010 USD ($)
Real Estate [Abstract]
Decrease in real estate owned	$ 4,300
Number of real estate properties owned | property	16
Real estate, not qualify for sales treatment			$ 6,400
OREO expense, net of related income	$ 1,500	$ 3,900
Other Real Estate [Roll Forward]
Balance at beginning of period	20,931	28,910
Real estate acquired in settlement of loans	5,154	5,797
Allowance for OREO	0	(1,493)
Sales of real estate	(7,576)	(11,851)
Gain (loss) on sale of real estate	(1,076)	722
Write-down of real estate carrying values	(943)	(1,318)
Donated property	0	(22)
Reimbursement of funds	0	(251)
Capitalized improvements to real estate	139	437
Balance at end of period	$ 16,629	$ 20,931